UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Fred Shahrabani               Litchfield, CT            February 14, 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     95,955
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 12/31/07

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

AMBAC FINL GROUP INC          COM            023139108    3,221    124,990   SH          SOLE                   124,990
ANWORTH MORTGAGE ASSET CP     COM            037347101    4,553    551,194   SH          SOLE                   551,194
ARCH CAP GROUP LTD            ORD            G0450A105    3,518     50,000   SH          SOLE                    50,000
ARGO GROUP INTL HLDGS LTD     COM            G0464B107    4,588    108,896   SH          SOLE                   108,896
BEAR STEARNS COS INC          COM            073902108    4,636     52,536   SH          SOLE                    52,536
CAPSTEAD MTG CORP             COM NO PAR     14067E506    4,088    309,936   SH          SOLE                   309,936
CIGNA CORP                    COM            125509109   11,667    217,141   SH          SOLE                   217,141
COVENTRY HEALTH CARE INC      COM            222862104   11,973    202,077   SH          SOLE                   202,077
DIME CMNTY BANCSHARES         COM            253922108      979     76,625   SH          SOLE                    76,625
E TRADE FINANCIAL CORP        COM            269246104      888    250,000   SH          SOLE                   250,000
GRUBB & ELLIS CO              COM PAR $0.01  400095204    3,699    577,008   SH          SOLE                   577,008
HANOVER INS GROUP INC         COM            410867105    2,583     56,396   SH          SOLE                    56,396
LANDAMERICA FINL GROUP INC    COM            514936103    9,558    285,736   SH          SOLE                   285,736
MBIA INC                      COM            55262C100    1,211     65,000   SH          SOLE                    65,000
MFA MTG INVTS INC             COM            55272X102    6,971    753,659   SH          SOLE                   753,659
PHARMACYCLICS INC             COM            716933106    1,083    747,197   SH          SOLE                   747,197
PMI GROUP INC                 COM            69344M101    2,989    225,047   SH          SOLE                   225,047
SECURITY CAPITAL ASSURANCE    COM            G8018D107    1,802    463,193   SH          SOLE                   463,193
STEWART INFORMATION SVCS COR  COM            860372101    6,781    259,894   SH          SOLE                   259,894
TRIAD GTY INC                 COM            895925105    3,709    378,447   SH          SOLE                   378,447
UNUM GROUP                    COM            91529Y106    5,460    229,508   SH          SOLE                   229,508
